Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Debt Instrument [Line Items]
Total debt	$ 33,272	$ 29,998
Less: current portion	264	0
Total long-term debt	33,008	29,998
SIF Loan
Debt Instrument [Line Items]
Total debt	30,628	27,536
FedDev Loan
Debt Instrument [Line Items]
Total debt	$ 2,644	$ 2,462